Financial Liabilities and Lease Debts - Schedule of reconciliation of movements of liabilities to cash flows arising from financing liabilities (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025		Dec. 31, 2024
BPI Refundable Advance Agreement [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Financial liabilities and lease debts, Beginning balance		$ 3,189		$ 1,448
Proceeds from new debts non-current financial liabilities and non-current lease debts				1,656
Other non-cash movements financial liabilities and lease debts				16
Interest expense financial liabilities and lease debts		419		232
Currency translation adjustment financial liabilities and lease debts		435		(163)
Financial liabilities and lease debts, Ending balance		4,042		3,189
Current Lease Debts [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Financial liabilities and lease debts, Beginning balance	[1]	8,385		8,502
Debt repayments financial liabilities and lease debts	[1]	(8,589)		(8,426)
Reclassifications financial liabilities and lease debts	[1]	7,512		8,513
Interest expense financial liabilities and lease debts	[1]	2,225		2,636
Interest paid financial liabilities and lease debts	[1]	(2,225)		(2,636)
Currency translation adjustment financial liabilities and lease debts	[1]	392		(203)
Financial liabilities and lease debts, Ending balance	[1]	7,701		8,385
Non Current Lease Debts [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Financial liabilities and lease debts, Beginning balance		34,245		42,948
Other non-cash movements financial liabilities and lease debts				408
Reclassifications financial liabilities and lease debts		(7,512)		(8,513)
Currency translation adjustment financial liabilities and lease debts		992		(597)
Financial liabilities and lease debts, Ending balance		27,725		34,245
Current Portion of State-Guaranteed Loan [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Financial liabilities and lease debts, Beginning balance		4,841		5,162
Debt repayments financial liabilities and lease debts		(5,235)		(5,001)
Other non-cash movements financial liabilities and lease debts		9
Reclassifications financial liabilities and lease debts		3,912		5,017
Interest expense financial liabilities and lease debts		138		130
Interest paid financial liabilities and lease debts		(156)		(145)
Currency translation adjustment financial liabilities and lease debts		579		(322)
Financial liabilities and lease debts, Ending balance		4,090		4,841
Non-Current Portion of State-Guaranteed Loan [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Financial liabilities and lease debts, Beginning balance		3,599		8,950
Reclassifications financial liabilities and lease debts		(3,912)		(5,017)
Currency translation adjustment financial liabilities and lease debts		313		(334)
Financial liabilities and lease debts, Ending balance				3,599
European Investment Bank Loan [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Financial liabilities and lease debts, Beginning balance		37,202		18,046
Proceeds from new debts non-current financial liabilities and non-current lease debts				17,248
Other non-cash movements financial liabilities and lease debts		(11)		79
Interest expense financial liabilities and lease debts		4,913		3,751
Currency translation adjustment financial liabilities and lease debts		5,072		(1,921)
Financial liabilities and lease debts, Ending balance		47,175		37,202
European Investment Bank Warrants [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Financial liabilities and lease debts, Beginning balance		6,010		7,797
Proceeds from new debts non-current financial liabilities and non-current lease debts				4,297
Non-cash change in fair value financial liabilities and lease debts		14,668		(5,673)
Currency translation adjustment financial liabilities and lease debts		1,381		(412)
Financial liabilities and lease debts, Ending balance		22,059		6,010
Other Current Financial Liabilities [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Financial liabilities and lease debts, Beginning balance		11,293	[2]	126
Debt repayments financial liabilities and lease debts	[2]	(136)
Other non-cash movements financial liabilities and lease debts	[2]	(6,119)
Reclassifications financial liabilities and lease debts		146	[2]	11,757
Interest expense financial liabilities and lease debts		434	[2]	705
Interest paid financial liabilities and lease debts		(456)	[2]	(702)
Currency translation adjustment financial liabilities and lease debts		1,206	[2]	(594)
Financial liabilities and lease debts, Ending balance	[2]	6,369		11,293
Other Non-Current Financial Liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Financial liabilities and lease debts, Beginning balance		881		12,884
Reclassifications financial liabilities and lease debts		(146)		(11,757)
Currency translation adjustment financial liabilities and lease debts				(246)
Financial liabilities and lease debts, Ending balance		735		881
Total Current Financial Liabilities and Current Lease Debts [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Financial liabilities and lease debts, Beginning balance		24,519		13,790
Debt repayments financial liabilities and lease debts		(13,959)		(13,427)
Other non-cash movements financial liabilities and lease debts		(6,110)
Reclassifications financial liabilities and lease debts		11,571		25,288
Interest expense financial liabilities and lease debts		2,798		3,471
Interest paid financial liabilities and lease debts		(2,837)		(3,483)
Currency translation adjustment financial liabilities and lease debts		2,178		(1,119)
Financial liabilities and lease debts, Ending balance		18,161		24,519
Total Non-Current Financial Liabilities and Non-Current Lease Debts [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Financial liabilities and lease debts, Beginning balance		85,127		92,073
Proceeds from new debts non-current financial liabilities and non-current lease debts				23,201
Other non-cash movements financial liabilities and lease debts		(11)		502
Reclassifications financial liabilities and lease debts		(11,571)		(25,288)
Interest expense financial liabilities and lease debts		5,332		3,983
Non-cash change in fair value financial liabilities and lease debts		14,668		(5,673)
Currency translation adjustment financial liabilities and lease debts		8,193		(3,671)
Financial liabilities and lease debts, Ending balance		$ 101,738		$ 85,127

[1]	Payments on lease debts as presented on the Company's statements of consolidated cash flows include debt repayments and related interests paid
[2]	Other non-cash transactions of $6.1 million in 2025 relate to the settlement by the French tax authorities of our 2021 Research Tax Credit partial financing directly to the lender (Bpifrance).